Convertible Debt (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of Convertible Debt Explanatory [Abstract]
Schedule of Convertible Debt	A summary of the Company’s significant inputs into the fair value of the Initial Promissory Note is as follows:
	June 28,	June 30,
	2023	2023
Stock price	$4.82	$4.78
Expected life in years	1	1
Risk free rate	5.32%	5.40%
Expected volatility	74.65%	74.66%
Discount rate	79.27%	78.54%